Summary of Significant Accounting Policies (Details) - Schedule of accounts receivable, net ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule of accounts receivable, net [Abstract]
Accounts receivable	¥ 612,116		¥ 702,666
Allowance for doubtful accounts	(29,000)	$ (4,444)	(20,495)
Accounts receivable, net	¥ 583,116	$ 89,367	¥ 682,171